Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
(a) Basis of Presentation
The accompanying consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Significant accounting policies followed by the Group in the preparation of the accompanying consolidated financial statements are summarized below.
(b) Share Consolidation
On July 5, 2022, the Company effected a
1-for-500
share consolidation of its issued and unissued ordinary shares, redeemable convertible preferred shares as well as share options and restricted shares under the 2008 Share Incentive Plan and the 2017 Share Incentive Plan. Accordingly, all share and per share amounts for all periods presented in the accompanying consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this share consolidation.

(c) Principles of Consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIEs for which the Company is the primary beneficiary.
Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. A consolidated affiliated entity is an entity in which the Company, or its subsidiary, through contractual arrangements, exercises effective control over the activities that most impact the economic performance, bears the risks of, and enjoys the rewards normally associated with ownership of the entity, and therefore the Company or its subsidiary is the primary beneficiary of the entity.
All intercompany transactions and balances among the Company, its wholly-owned subsidiaries and the VIEs have been eliminated upon consolidation.

(d) Use of Estimates
The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet dates, and the reported revenues and expenses during the reported periods. Significant accounting estimates include, but not limited to, the valuation and recognition of share-based compensation arrangements, inventory reserve for excess and obsolete inventories. Incremental borrowing rate of leases, and the length of lease terms which vary by country and often include renewal options, are important factor in determining the appropriate accounting for leases including the initial classification of the lease as finance (referred to as “capital leases” prior to the adoption of Accounting Standards Update (“ASU”) No. 2016-02,
Leases
(Topic 842)) or operating and the recognition of rent expense over the duration of the lease. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.
(
e
) Foreign Currency
The Group’s reporting currency is U.S. dollars (“US$”). The functional currency of the Group’s entities incorporated in Cayman Islands, the U.S. and Hong Kong is US$. The Group’s PRC subsidiaries and consolidated VIEs determined their functional currency to be Renminbi (“RMB”). The Group’s entities incorporated in Japan, Germany, the United Kingdom and other jurisdictions use their respective local currencies as their functional currencies. The determination of the respective functional currency is based on the criteria of Accounting Standards Codification (“ASC”) Topic 830, Foreign Currency Matters.
Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded as “Foreign currency exchange gains, net” in the consolidated statements of comprehensive income.
The Group entities with functional currencies other than the RMB, US$, including Great Britain Pound (“GBP”), Japanese Yuan (“JPY”), Hong Kong Dollar (“HK$”), Euro (“EUR”) and Vietnamese Dong (“VND”), translate their operating results and financial position into the US$, the Group’s reporting currency. Assets and liabilities denominated in foreign currencies are translated into US$ using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in current period are translated into US$ at the appropriate historical rates. Revenues, expenses, gains and losses are translated into US$ using the periodic average exchange rates. The resulting foreign currency translation adjustments are recorded in accumulated other comprehensive income as a component of shareholders’ equity.

(
f
) Commitments and Contingencies
In the normal course of business, the Group is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations, shareholder lawsuits, and non-income
tax matters. An accrual for a loss contingency is recognized when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed.
(
g
) Cash
Cash consists of deposits at financial institutions. Cash is deposited into financial institutions at the locations listed below:

	December 31,
	2021	2022
	US$	US$
Financial institutions in Cayman Islands
- Denominated in the US$	20,419	—

Total cash balances held at Cayman financial institutions	20,419	—

Financial institutions in the United States
- Denominated in the US$	12,480	47,028
- Denominated in the GBP	—	56

Total cash balances held at United States financial institutions	12,480	47,084

Financial institutions in Hong Kong
- Denominated in the US$	18,175	40,001
- Denominated in the EUR	3,038	734
- Denominated in the GBP	3,014	1,635
- Denominated in the JPY	113	316
- Denominated in the HK$	—	67

Total cash balances held at Hong Kong financial institutions	24,340	42,753

Financial institutions in Japan
- Denominated in the JPY	1,718	6,640
- Denominated in the US$	234	1,405

Total cash balances held at Japan financial institutions	1,952	8,045

Financial institutions in the United Kingdom
- Denominated in the GBP	335	104
- Denominated in the US$	35	14
- Denominated in the EUR	—	3,158

Total cash balances held at the United Kingdom financial institutions	370	3,276

Financial institutions in the mainland of the PRC
- Denominated in the RMB	2,071	1,616
- Denominated in the US$	509	31,961
- Denominated in the EUR	—	1,066
- Denominated in the GBP	—	6,870

Total cash balances held at the PRC financial institutions	2,580	41,513

Financial institutions in German y

	December 31,
	2021	2022
	US$	US$
- Denominated in the EUR	742	816
- Denominated in the US$	235	—
- Denominated in the GBP	1	—

Total cash balances held at Germany financial institutions	978	816

Financial institutions in Vietnam
- Denominated in the VND	1	44
- Denominated in the US$	78	—

Total cash balances held at Vietnam financial institutions	79	44

Total cash held at financial institutions	63,198	143,531

(
h
) Restricted Cash
Cash that is restricted for withdrawal or use is reported separately on the face of the consolidated balance sheets. The Group’s restricted cash represents security deposits held in designated bank accounts for issuance of letters of guarantee. As of December 31, 2021 and 2022, the restricted cash, held by the Group at the United States financial institutions and denominated in the US$, amounted to US$664 and US$1,545, respectively.
A reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statement of cash flows is as follows:

	December 31,
	2021	2022
	US$	US$
Cash	63,198	143,531
Restricted cash	664	1,545

Total cash and restricted cash shown in the consolidated statements of cash flows	63,862	145,076

(
i
) Contract Balances
The timing of revenue recognition, billings and cash collections result in accounts receivable and contract liabilities. A contract liability is recognized when the Group has an obligation to transfer goods or services to a customer for which the Group has received consideration from the customer, or for which an amount of consideration is due from the customer.
Accounts receivable are recognized in the period when the Group has transferred products or provided services to its customers and when its right to consideration is unconditional. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statement of cash flows. The Group maintains a general and specific allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. Accounts receivable balances with large creditworthy customers are reviewed by management individually for collectability. All other balances are reviewed on a pooled basis. A percentage of general allowance is applied to the balances of accounts receivable in each aging category, excluding those which are assessed individually for collectability. Management considers various factors, including historical loss experience, current market conditions, the financial condition of its debtors, any receivables in dispute, the aging of receivables and current payment patterns of its debtors, in establishing the required allowance.
An allowance for doubtful accounts is made and recorded into general and administrative expenses. Accounts receivable which are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Group does not have any off-balance
sheet credit exposure related to its customers.

(
j
) Inventories
Inventories, consisting of products available for sale, are stated at the lower of cost and net realizable value. Cost of inventory is determined using the first-in,
first-out method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged goods, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Group takes ownership, risks and rewards of the products purchased. Write downs are recorded in “Cost of revenues” in the consolidated statements of comprehensive income.
(
k
) Property and Equipment, net
Property and equipment are stated at cost less accumulated depreciation and any recorded impairment.
Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets as follows:

Office and other equipment	3-5 years
Vehicles	10 years
Logistics, warehouse and other heavy equipment	15 years
When items are retired or otherwise disposed of, income is charged or credited for the difference between net book value and the proceeds received thereon. Ordinary maintenance and repairs are charged to expense as incurred.
(
l
) Leases
In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU
2016-02
or ASC 842, which increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The FASB subsequently issued amendments to clarify the implementation guidance. As an emerging growth company, the Group adopted these standards on January 1, 2022, using a modified retrospective method for leases that exist at, or are entered into after, January 1, 2022, and has not recast the comparative periods presented in the consolidated financial statements. Additionally, the Group elected the package of practical expedients that allowed it not to reassess: (1) whether any expired or existing contracts are or contain leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. The Group also elected the hindsight practical expedient to determine the reasonably certain lease term for existing leases.
The Group categorizes leases at their inception as either operating or finance leases. Lease agreements mainly cover office space, warehouses, storage rack and other heavy equipment used in the warehouses. Most of these leases are operating leases; however, certain warehouse storage shelves from a third-party lessor are leased under finance leases. Leased assets pursuant to operating leases are included in operating lease right-of-use
assets, while leased assets pursuant to finance leases are included in property and equipment, net. Operating lease right-of-use
assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Group uses a secured incremental borrowing rate as the discount rate for present value of lease payments when the rate implicit in the contract is not readily determinable. Leases that have a term of twelve months or less upon commencement date are considered short-term in nature. Accordingly, short-term leases are not included on the consolidated balance sheets and are expensed on a straight-line basis over the lease term, which commences on the date the Group has the right to control the property.

The adoption of ASC 842 does not have impact to the retained earnings of the Group as of January 1, 2022. The following table summarizes the effect on the consolidated balance sheet as a result of adopting ASC 842.

	December 31,	Adjustments due to adoption of		January 1,
	2021	ASC 842		2022
	US$	US$		US$
ASSETS
Prepayments and other current assets	9,080	(2,344	) (a)	6,736
Operating lease right-of-use assets	—	150,568	(b)	150,568

LIABILITIES
Accrued expenses and other current liabilities	19,721	(4	) (c)	19,717
Current operating lease liabilities	—	28,612	(d)	28,612
Operating lease liabilities, non-current	—	119,616	(d)	119,616
Capital lease obligations	2,345	(2,345	) (e)	—
Finance lease obligations, non-current	—	2,345	(e)	2,345

(a)	Represents the prepaid rent reclassified to operating lease right-of-use assets.
(b)	Represents the result of discounting operating lease payments, the reclassification of prepaid rent and deferred rent accrual.
(c)	Represents the deferred rent accrual reclassified to operating lease right-of-use assets.
(d)	Represents the recognition of operating lease liabilities, current and non-current.
(e)	The account caption of “Capital lease obligations” in non-current liabilities was changed to “Finance lease obligations, non-current” upon adoption of ASC 842.
(
m
) Impairment of Long-lived Assets other than Goodwill
Long-lived assets with finite useful lives are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be fully recoverable or that the useful life is shorter than the Group had originally estimated. When these events occur, the Group evaluates the impairment for the long-lived assets by comparing the carrying value of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying value of the assets, the Group recognizes an impairment loss based on the excess of the carrying value of the assets over the fair value of the assets. No impairment of long-lived assets w
as
recognized for the years ended December 31, 2020, 2021 and 2022.

(
n
) Revenue recognition
The Group recognizes revenues when the Group satisfies a performance obligation by transferring a promised good or service (that is, an asset) to a customer. An asset is transferred when the customer obtains control of that asset.
The Group evaluates whether it is appropriate to record the gross amount of merchandise sales and related costs or the net amount earned as commissions. When the Group is a principal, that the Group obtains control of the specified goods or services before they are transferred to the customers, the revenues should be recognized in the gross amount of consideration to which it expects to be entitled in exchange for the specified goods or services transferred. When the Group is an agent and its obligation is to facilitate third parties in fulfilling their performance obligation for specified goods or services, the revenues should be recognized in the net amount for the amount of commission which the Group earns in exchange for arranging for the specified goods or services to be provided by other parties. Revenues are recorded net of value-added taxes.
The Group focuses on selling large parcel merchandise to various distributors and individual customers, as well as the provision of ecommerce solutions on its own platform (“GigaCloud Marketplace”), with which the Group could democratize access and distribution globally to manufacturers (“Sellers”) and online resellers (“Buyers”) without borders. The Group’s revenues include revenues from product sales and services. Product sales include sales on the GigaCloud Marketplace (“GigaCloud 1P”) and sales to and through third-party ecommerce websites
(“Off-platform
ecommerce”). Service revenues are generated from services provided to registered users, including Sellers and Buyers on GigaCloud Marketplace (“GigaCloud 3P”).
GigaCloud 1P
The Group sells its merchandise to its customers, who are the Buyers of the GigaCloud Marketplace. The Group recognizes revenues net of discounts and return allowances. Such revenue is recognized at the point in time when the control of the merchandise is transferred to the Buyers, which generally occurs upon the shipment out of the Group’s warehouse to the destination designated by the Buyers.
Off-platform
ecommerce
There are two business lines subject to
Off-platform
ecommerce, which includes a) product sales made to third-party ecommerce websites (“Product sales to B”); and b) product sales to individual customers through third-party ecommerce websites (“Product sales to C”).
Product sales to B
The Group sells its merchandise to third-party ecommerce websites, who normally designate carrier companies to pick up merchandise from the Group’s warehouses. The Group recognizes revenue net of discounts and return allowances. Such revenue is recognized at the point in time when the third-party ecommerce websites obtain control of the merchandise, which is the shipment out of the Group’s warehouse and pick-up
by the carrier companies designated by the third-party ecommerce websites. As expenses charged by these websites are not in exchange for a distinct good or service, therefore, the payments to these websites, which are the Group’s customers, are not recognized as expenses but recorded net of revenues.

Product sales to C
The Group sells its merchandise to individual customers through third-party ecommerce websites. The Group recognizes revenue when the control is transferred to the individual customers at an amount that reflects the consideration to which the Group expects to be entitled in exchange of that merchandise. Revenue is recognized at the point in time when the individual customers take possession of merchandise, which is when a merchandise is delivered to the customers. Expenses incurred for product sales made through these websites, which are considered as platform commission, are recorded as selling and marketing expenses.
Regarding GigaCloud 1P and
Off-platform
ecommerce, the Group recognizes revenue on a gross basis as the Group is acting as a principal in these transactions and is responsible for fulfilling the promise to provide the specified merchandise. Significant judgment is required to estimate the variable consideration incurred, which refers to return allowances. The Group estimates the variable consideration based on the volatility of markets and its past experience with similar types of product sales, and include the amounts of variable consideration in the transaction price to the extent that it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved. Such estimates are made using the ‘expected value’ method and is updated as and when additional information is available. Liabilities for variable consideration were included in “Accrued expenses and other current liabilities”.
GigaCloud 3P
The Group enters contracts with customers, which often include promises to transfer multiple services. For these contracts, the Group accounts for individual performance obligations separately if they are capable of being distinct and distinct within the context of the contract. Determining whether services are considered distinct performance obligations may require significant judgment. Judgment is also required to determine the stand-alone selling price, for each distinct performance obligation.
The Group charges commission fees for sales transaction consummated on GigaCloud Marketplace. The Group acts as an agent, as it does not take control of the merchandise provided by the Sellers at any time during the transactions and does not have latitude over pricing of the merchandise. The Group sets a percentage of the transacted product value as commission fees initially when a transaction is completed; and, for customers whose monthly transaction value reaches certain specified hurdles, they would receive a varying level of credits that is applied retrospectively depending on the tier they have reached. Revenue of commission fee is recognized upon successful sales of the merchandise by the Sellers when the Buyers take ownership of the merchandise and could control the merchandise at their wish. As the Group resets and confirms the credit and hence the effective rate of commission fee for each Seller at the end of each calendar month, no estimation is required beyond the end of each month.

The Group also offers comprehensive supply chain solutions for Sellers. The Group provides services to help the Sellers to ship the merchandise from the Sellers’ manufacturing plant to the Group’s oversea warehouses, utilizing the Group’s extensive shipping network consisting of ocean transportation providers, custom declaration agents, and domestic shipping companies. Further, the Group also provide warehousing service to the Sellers and Buyers, whoever have the ownership of the merchandise, in connection with the storage of merchandise in the Group’s warehouses, as well as the last-mile delivery services from the Group’s warehouses to domestic destinations designated by the Buyers. Revenues resulting from these services are recognized over time, as the Group performs the services in the contracts with continuous transfer of control to the Sellers or Buyers, and they could simultaneously receive and consume the benefits of the Group’s performance as it occurs. The Group is acting as a principal in providing warehousing service, ocean transportation service and last-mile delivery services and recognizes revenue on a gross basis, as the Group determines the price and selects carriers on its own discretion.
The Sellers and Buyers could choose one or several of the above-mentioned services on GigaCloud Marketplace. Therefore, there may be multiple performance obligations included in one transaction. Revenue is allocated to each performance obligation based on its standalone selling price. The Group generally determines standalone selling prices based on observable prices. If the standalone selling price is not observable through past transactions, the Group estimates the standalone selling price based on multiple factors, including but not limited to management approved price list or cost-plus margin analysis.

(
o
) Cost of Revenues
Cost of product sales primarily consists of the purchase price of merchandise, shipping and handling costs for self-owned merchandise, warehouse rental expenses excluding the portion allocated to cost of service revenue, packaging fees and personnel related costs. Cost of services primarily consists of the domestic delivery cost, a portion of warehouse rental expenses, as well as the costs associated with the operation of the GigaCloud Marketplace.
The shipping and handling costs primarily consist of those costs incurred during the process of delivery in North America and markets in other regions, including the expenses attributable to shipment and handling activities, when the Group delivers a good to a customer.
(
p
) Selling and Marketing Expenses
Selling and marketing expenses mainly consist of platform service fee charged by third-party ecommerce websites arising from Product sales to C of Off-platform ecommerce, promotion expenses, payroll and related expenses for personnel engaged in selling and marketing activities and rental and depreciation expenses relating to facilities and equipment used by those employees.
(
q
) Advertising Expenses
Advertising expenses, including advertisements through various forms of media and marketing and promotional activities, are included in “selling and marketing expenses” in the consolidated statements of comprehensive income when incurred. Total advertising expenses incurred were US$1,075, US$1,851 and US$1,530 for the years ended December 31, 2020, 2021 and 2022, respectively.
(
r
) General and Administrative Expenses
General and administrative expenses mainly consist of share-based compensation, payroll and related costs for employees involved in general corporate functions, expenses associated with the use of facilities and equipment by these employees, such as rental and depreciation expenses, professional fees and other general corporate expenses.
(
s
) Government grants
Government grants are recognized when there is reasonable assurance that the Group will comply with the conditions attached to it and the grants will be received. The Group received government grants to support growth and competitiveness in the internet industry. No future related costs are stipulated. The government grants will be recognized in the Group’s consolidated statement of comprehensive income when the grant becomes receivable. Government grants of nil, nil and US$1,085 was recorded in the Group’s consolidated statement of comprehensive income for the years ended December 31, 2020, 2021 and 2022, respectively.
(
t
) Share-based Compensation
The Group applies ASC 718 (“ASC 718”) Compensation—Stock Compensation to account for its share-based payments. In accordance with ASC 718, the Group determines whether an award should be classified and accounted for as a liability award or an equity award.

Share-based awards in the form of share options, restricted shares and ordinary shares are equity-classified awards and measured at the grant date fair value of the awards. Compensation expenses are recognized using the straight-line basis over the requisite service period, if and when the Group considers that it is probable that the performance condition will be achieved. When no future services are required to be performed in exchange for an award, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date.
Share-based awards in the form of restricted share units are liability-classified awards, as the awards are share-settleable for a fixed monetary amount. The Company recognizes compensation cost for an award with only service condition that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant date value of such award that is vested at that date.
The Group elects to recognize the effect of forfeitures in compensation cost when they occur. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards is reversed.
A change in any of the terms or conditions of share-based awards is accounted for as a modification of the awards. “Not probable-to-probable” modification, which refers to the modification of the award that is not expected to vest under the original vest condition at the date of the modification, the compensation cost should be recognized equal to the modified award’s fair value at the date of the modification. “Probable-to-Probable” modification, which refers to the modification that does not change the expectation that the awards will ultimately vest, the cumulative amount of compensation cost that should be recognized is the original grant date fair value of the award plus any incremental fair value resulting from the modification. Incremental compensation cost shall be measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified.
(
u
) Employee Benefits
The Company’s subsidiaries and the VIEs in the PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated on the monthly basic compensation of qualified employees at a stated contribution rate of 25.5%. The Group has no further commitments beyond its monthly contribution. Employees in the United States are eligible to participate in one or more of savings plans that provide for periodic contributions by the Group based on plan-specific criteria, such as base pay, level and employee contributions.
For the years ended December 31, 2020, 2021 and 2022, the costs and expenses of the obligations to the defined contribution plans amounted to US$1,689, US$1,695 and US$2,610, respectively.

(
v
) Income Taxes
The Group accounts for income taxes using the asset and liability method. Current income taxes are provided on the basis of income before income taxes for financial reporting purposes, and adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax laws and rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the consolidated statements of comprehensive income in the period that includes the enactment date. A valuation allowance is provided to reduce the amount of deferred income tax assets if based on the weight of available evidence, it is more-likely-than-not
that some portion, or all, of the deferred income tax assets will not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of futures profitability, the duration of statutory carryforward periods, the Group’s experience with operating loss and tax credit carryforwards, if any, not expiring.

The Group applies a
“more-likely-than-not”
recognition threshold in the evaluation of uncertain tax positions. The Group recognizes the benefit of a tax position in its consolidated financial statements if the tax position is
“more-likely-than-not”
to prevail based on the facts and technical merits of the position. Tax positions that meet the
“more-likely-than-not”
recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. Unrecognized tax benefits may be affected by changes in interpretation of laws, rulings of tax authorities, tax audits, and expiry of statutory limitations. In addition, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Accordingly, unrecognized tax benefits are periodically reviewed and re-assessed.
Adjustments, if required, are recorded in the Group’s consolidated financial statements in the period in which the change that necessities the adjustments occur. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in certain circumstances, a tax appeal or litigation process. The Group records interest and penalties related to unrecognized tax benefits (if any) in income tax expense.
As disclosed in the Note 1
5
, as of December 31, 2021 and 2022, the Group had recognized tax provision on transfer pricing adjustments. Under PRC laws and regulations, an arrangement or transaction among related parties may be subject to audit or challenge by the PRC tax authorities within ten years after the taxable year when the arrangement or transaction takes place. If this occurs, the PRC tax authorities could request the Company’s subsidiaries and VIEs to adjust their taxable income in the form of a transfer pricing adjustment for PRC tax purposes if contractual arrangements among related parties do not represent arm’s length prices. Such a pricing adjustment could adversely affect the Group by increasing the Company’s subsidiaries’ and VIEs’ tax expenses without a corresponding reduction in the tax expenses, which, in turn, could lead to late payment fees and other penalties for underpayment of taxes.
(
w
) Concentration and Risk
Concentration of customers and suppliers
No customers individually represent greater than 10.0% of total revenues of the Group for the years ended December 31, 2020, 2021 and 2022.
One customer individually represents greater than 10.0% of total accounts receivable balance of the Group as of December 31, 2021 and three customers individually represents greater than 10.0% of total accounts receivable balance as of December 31,
2022
.

	December 31, 2021	December 31, 2022
	proportion of total accounts receivable balance	proportion of total accounts receivable balance

Customer A	26.6%	28.3%
Customer B	*	14.5%
Customer C	*	10.1%

*	Less than 10.0% of total accounts receivable balance as of the year end.

There
are no suppliers from whom purchases individually represent greater than 10.0%
of the total purchases of the Group for the years ended December 31, 2020, 2021 and 2022.
Concentration of credit risk
Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, restricted cash, and accounts receivable.
The Group’s investment policy requires cash and restricted cash to be placed with high quality financial institutions and to limit the amount of credit risk from any one institution. The Group regularly evaluates the credit standing of the counterparties or financial institutions.
Accounts receivable (Note 3), derived from product sales and provision of services on the Group’s GigaCloud Marketplace, as well as amounts due from third-party payment platforms (Note 5) derived from payment from individual customers collected by third-party payment platforms on behalf of the Group, are exposed to credit risk. The assessment of the counter parties’ creditworthiness is primarily based on past history of making payments when due and current ability to pay, taking into account information specific to the counter parties as well as pertaining to the economic environment in which the counter parties operate. Based on this analysis, the Group determines what credit terms, if any, to offer to each counter party individually. If the assessment indicates a likelihood of collection risk, the Group will not deliver the services or sell the products to or through the counter parties or require the counter parties to pay cash in time to secure payment.
Interest rate risk
The Group’s borrowings bear interests at fixed rates. If the Group were to renew these borrowings, the Group might be subject to interest rate risk.
Foreign currency exchange rate risk
The Group is exposed to risks from foreign currency exchange rate fluctuations on the translation of foreign operations into U.S. dollars and on the purchase of goods by these foreign operations that are not denominated in their local currencies. Changes in currency rates resulted in gains (losses) of US$1.0 million, US$
(2.0)
million and US$
(4.9)
million for the years ended December 31, 2020, 2021 and 2022, respectively, primarily due to foreign currency exchange rate fluctuations against the U.S. dollar.
(
x
) Earnings per Share
Basic earnings per share is computed by dividing net income attributable to ordinary shareholders, considering the accretions to redemption value of the preferred shares, by the weighted average number of ordinary shares outstanding during the year using the two-class
method. Under the
two-class
method, any net income is allocated between ordinary shares and other participating securities based on their participating rights. A net loss is not allocated to participating securities when the participating securities do not have contractual obligations to share losses.
The Company’s preferred shares are participating securities as they participate in undistributed earnings on an as-converted
basis. The preferred shares do not have a contractual obligation to fund or otherwise absorb the Group’s losses. Accordingly, any undistributed net income is allocated on a pro rata basis to the ordinary shares and preferred shares; whereas any undistributed net loss is allocated to ordinary shares only.
Diluted earnings per share is calculated by dividing net income attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the conversion of the preferred shares using the as-converted
method, and exercise of outstanding warrant and share-based awards using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive.

(
y
) Segment Reporting
The Group’s chief operating decision maker has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. For the purpose of internal reporting and management’s operation review, the Group’s chief executive officer and management personnel do not segregate the Group’s business by revenue steam or geography. Management has determined that the Group has one operating segment.
(
z
) Statutory Reserves
In accordance with the PRC Company Laws, the
paid-in
capitals of the PRC subsidiaries and VIEs are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.
In addition, in accordance with the PRC Company Laws, the Group’s PRC subsidiaries and VIEs must make appropriations from their after-tax
profits as determined under the generally accepted accounting principles in the PRC (‘‘PRC GAAP’’) to non-distributable
reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax
profits after offsetting any prior year losses as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.
The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.
No appropriation to the reserve fund was made by the PRC subsidiaries and VIEs, as these PRC companies had accumulated losses as determined under PRC GAAP for the years ended December 31, 2020, 2021 and 2022.
(a
a
) Recent Accounting Pronouncements
In August 2020, the Financial Accounting Standards Board (“FASB”) issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) (“ASU 2020-06”), which eliminates two of the three models in ASC 470-20 that require separate accounting for embedded conversion features and eliminates some of the conditions for equity classification in ASC 815-40 for contracts in an entity’s own equity. The guidance also requires entities to use the if-converted method for all convertible instruments in the diluted earnings per share calculation and generally requires them to include the effect of share settlement for instruments that may be settled in cash or shares. The Group adopted this standard on January 1, 2022, and such adoption did not impact on the consolidated financial statements.
The Group adopted ASU 2021-10, Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance, on January 1, 2022. This ASU requires certain annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model. The adoption of this standard did not have a material impact on the consolidated financial statements.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, and issued subsequent amendments to the initial guidance within ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-11 and ASU 2020-02, collectively referred to as “ASC 326”. ASC 326 requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. ASC 326 eliminates the probable initial recognition threshold in current GAAP and, instead, reflects an entity’s current estimate of all expected credit losses. The Group will adopt this ASC 326 on January 1, 2023. The adoption of this standard will result in a change of the Group’s provision policy primarily for accounts receivable, but is not expected to have a material impact on the Group’s consolidated financial statements.